UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     Orinda, CA     February 04, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $813,436 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     3766    64600 SH       SOLE                    64600        0        0
BED BATH & BEYOND INC          COM              075896100    48253  1641811 SH       SOLE                  1641811        0        0
CARDINAL HEALTH INC            COM              14149Y108    57789  1000674 SH       SOLE                  1000674        0        0
CITADEL BROADCASTING CORP      COM              17285T106     2532  1229112 SH       SOLE                  1229112        0        0
CLOROX CO DEL                  COM              189054109    69475  1066062 SH       SOLE                  1066062        0        0
COGNOS INC                     COM              19244C109      544     9441 SH       SOLE                     9441        0        0
COMCAST CORP NEW               CL A             20030N101    34555  1892395 SH       SOLE                  1892395        0        0
COX RADIO INC                  CL A             224051102    10834   891674 SH       SOLE                   891674        0        0
EXXON MOBIL CORP               COM              30231G102      346     3696 SH       SOLE                     3696        0        0
MANOR CARE INC NEW             NOTE 2.125% 8/0  564055AM3     6120  4000000 PRN      SOLE                  4000000        0        0
MICROSOFT CORP                 COM              594918104   110390  3100854 SH       SOLE                  3100854        0        0
NEKTAR THERAPEUTICS            COM              640268108      705   105000 SH       SOLE                   105000        0        0
NIKE INC                       CL B             654106103    92364  1437793 SH       SOLE                  1437793        0        0
PAYCHEX INC                    COM              704326107   101161  2792968 SH       SOLE                  2792968        0        0
PROGRESSIVE CORP OHIO          COM              743315103    79971  4173833 SH       SOLE                  4173833        0        0
SEALED AIR CORP NEW            COM              81211K100    41279  1783886 SH       SOLE                  1783886        0        0
STRYKER CORP                   COM              863667101    13670   183350 SH       SOLE                   183350        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    26542   375306 SH       SOLE                   375306        0        0
US BANCORP DEL                 COM NEW          902973304      312     9834 SH       SOLE                     9834        0        0
WATERS CORP                    COM              941848103    36773   465069 SH       SOLE                   465069        0        0
WELLS FARGO & CO NEW           COM              949746101    76055  2519221 SH       SOLE                  2519221        0        0